Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Summary of Right of Use Assets, Net

	Real Estate	Transportation and Storage Assets (1)	Refining Assets	Other Assets (2)	Total
COST
As at December 31, 2023	588	1,964	161	70	2,783
Additions	2	317	—	51	370
Exchange Rate Movements and Other	2	111	17	4	134
As at December 31, 2024	592	2,392	178	125	3,287
Acquisitions (Note 4)	9	292	—	—	301
Additions	8	153	—	15	176
Modifications	4	143	1	2	150
Divestitures (Note 8)	(1)	(175)	(23)	(9)	(208)
Exchange Rate Movements and Other	(1)	(170)	(8)	(11)	(190)
As at December 31, 2025	611	2,635	148	122	3,516

ACCUMULATED DEPRECIATION
As at December 31, 2023	156	863	65	19	1,103
Depreciation	35	198	21	37	291
Exchange Rate Movements and Other	2	(62)	8	(5)	(57)
As at December 31, 2024	193	999	94	51	1,337
Depreciation	35	248	11	37	331
Divestitures (Note 8)	(1)	(144)	(8)	(9)	(162)
Exchange Rate Movements and Other	(4)	(126)	(5)	(8)	(143)
As at December 31, 2025	223	977	92	71	1,363

CARRYING VALUE
As at December 31, 2024	399	1,393	84	74	1,950
As at December 31, 2025	388	1,658	56	51	2,153
(1)Includes a pipeline, storage tanks, terminals, railcars, vessels, a natural gas processing plant and caverns.
(2)Includes assets in the commercial fuels business, fleet vehicles, camps and other equipment.

Summary of Lease Liabilities

	2025	2024
Lease Liabilities, Beginning of Year	2,927	2,658
Acquisitions (Note 4)	366	—
Additions	174	363
Interest Expense (Note 6)	171	162
Lease Payments	(521)	(461)
Divestitures (Note 8)	(39)	—
Modifications	150	91
Exchange Rate Movements and Other	(53)	114
Lease Liabilities, End of Year	3,175	2,927
Less: Current Portion	369	359
Long-Term Portion	2,806	2,568